Prepayments and Other Current Assets (Details) - Loan [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Prepayments and Other Current Assets [Line Items]
Interest rate per annum		8.00%
Elitepro Innovation Limited [Member]
Prepayments and Other Current Assets [Line Items]
Borrowed amount	$ 5,300,000
Repaid principal	240,576
Nexustech Services Limited [Member]
Prepayments and Other Current Assets [Line Items]
Borrowed amount	6,100,000
Repaid principal	$ 236,990